Contingencies and commitments - Summary of aggregate amount of minimum lease payments under non-cancellable operating leases (Parenthetical) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
2016 minimum lease payments amended to exclude contractual obligations which do not qualify as leases	$ 125